Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Financial assets and liabilities are recorded at fair value on the consolidated balance sheets and are categorized based upon the level of judgment associated with inputs used to measure their fair value.
Fair value reflects the price that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value measurements, the Company considers the principal or most advantageous market and also market-based risk.
The accounting guidance for fair value measurements requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The accounting guidance also establishes a fair value hierarchy based on the independence of the source and objective evidence of the inputs used. There are three fair value hierarchies based upon the level of inputs that are significant to fair value measurement:

•	Level 1—Observable inputs that reflect quoted prices in active markets for identical assets or liabilities.

•
Level 2—Observable inputs that reflect quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the assets or liabilities, or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•
Level 3—Inputs that are generally unobservable and are supported by little or no market activity, and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

There have been no transfers between fair value measurement levels during the periods presented. The following table presents the fair value of the Company’s financial assets and liabilities according to the fair value hierarchy (in thousands):

	December 31, 2016			December 31, 2017
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial Assets
Cash and cash equivalents:
Cash	$42,499	$—	$—	$24,526	$—	$—
Money market accounts	37,166	—	—	38,483	—	—
Total cash and cash equivalents	79,665	—	—	63,009	—	—
Marketable securities:
Commercial paper	—	—	—	—	40,610	—
Corporate debt securities	—	—	—	—	58,948	—
U.S. government securities	—	—	—	—	23,826	—
Total marketable securities	—	—	—	—	123,384	—
Restricted cash	4,212	—	—	4,348	—	—
Total financial assets	$83,877	$—	$—	$67,357	$123,384	$—

Financial Liabilities
Warrant liabilities	$—	$—	$4,874	$—	$—	$—

The following table presents the summary of the changes in the fair value of the Company’s Level 3 financial instruments as follows (in thousands):

Level 3
Balance as of December 31, 2015	$5,978
Revaluation of warrant liabilities	(1,104)
Balance as of December 31, 2016	4,874
Revaluation of warrant liabilities	727
Reclassification of preferred stock warrants to common stock warrants upon IPO	(4,173)
Exercise of preferred stock warrants	(1,428)
Balance as of December 31, 2017	$—